FAIR VALUE MEASUREMENTS - Schedule of changes in the fair value (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025
Shares issuable pursuant to Subscription agreement
Fair value asset
Fair value	$ 2,489,945	$ 2,425,647	$ 2,425,647
Change in valuation inputs or other assumptions			64,298
Fair value			2,489,945
Private Placement Warrants
Fair value liability
Fair value	123,062	307,656	307,656
Change in valuation inputs or other assumptions	61,531	(246,125)	(184,594)
Fair value	184,593	61,531	123,062
Tau Agreement Liability
Fair value liability
Fair value	539,787
Write of receivable	(205,238)
Initial measurement		1,090,949	1,090,949
Fair value of advance requests			1,652,300
Transferred to equity		(303,000)	(1,911,472)
Change in valuation inputs or other assumptions	(334,549)	184,559	(291,990)
Fair value		972,508	539,787
Conversion Derivative
Fair value liability
Fair value	103,185	16,462,690	16,462,690
Change in valuation inputs or other assumptions	(103,185)	(14,320,179)	(16,359,505)
Fair value		2,142,511	103,185
Earnout Liability
Fair value liability
Fair value	11,369,000	12,298,000	12,298,000
Change in valuation inputs or other assumptions	116,000	340,000	(929,000)
Fair value	11,485,000	12,638,000	11,369,000
Shares issuable pursuant to Subscription agreement
Fair value liability
Fair value		2,425,647	2,425,647
Change in valuation inputs or other assumptions		34,841
Fair value		2,460,488
Shares issuable pursuant to Subscription agreement | Shares issuable pursuant to Subscription agreement
Fair value liability
Fair value	2,489,945
Shares issued as partial payment	1,798,624
Fair value	691,321		2,489,945
Contingent Guarantee
Fair value liability
Fair value		3,256,863	3,256,863
Shares issued as partial payment		(1,210,290)	1,210,290
Change in valuation inputs or other assumptions		839,774	839,774
Exchanged to Merger financing note		(2,886,347)	2,886,347
Merger Financing Derivative
Fair value liability
Fair value	63,696
Initial measurement		113,044	113,044
Shares issued as partial payment	63,696
Change in valuation inputs or other assumptions		63,195	(49,348)
Fair value		176,239	63,696
Secured Convertible Derivative
Fair value liability
Fair value
Initial measurement			89,535
Change in valuation inputs or other assumptions		89,535	(89,535)
Fair value		$ 89,535
Debenture Derivative
Fair value liability
Fair value	1,189,955
Initial measurement			352,067
Change in valuation inputs or other assumptions			837,888
Fair value			1,189,955
Convertible Notes Derivative
Fair value liability
Fair value	$ 435,027
Initial measurement			382,154
Change in valuation inputs or other assumptions			52,873
Fair value			$ 435,027